Hedge accounting (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (2,156)	R$ 684	R$ (34)
Credit derivative, nominal amount	356,851	282,444
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	107,677	120,550
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,966	7,394
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	63,261	42,570
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	39,894	10,704
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	1,437	1,323
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	122,919	129,044
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,122)	176
Increase Decrease In Cash Flow Hedge Reserve	(1,069)	9
Credit derivative, nominal amount	236,045	208,993
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(1,066)	175
Hedged item, assets	120,012	78,269
Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,910	18,265
Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,910	18,265
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	110,405	119,464
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	2,672	(1,086)
Increase Decrease In Cash Flow Hedge Reserve	2,672	(1,070)
Credit derivative, nominal amount	107,677	120,550
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	2,728	(1,086)
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(155)	(4)
Increase Decrease In Cash Flow Hedge Reserve	(155)	(4)
Credit derivative, nominal amount	1,966	7,394
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(155)	(4)
Hedged item, assets	2,420	7,395
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(3,428)	1,132
Increase Decrease In Cash Flow Hedge Reserve	(3,429)	830
Credit derivative, nominal amount	63,261	42,570
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(3,428)	1,132
Hedged item, assets	66,795	41,761
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	44	185
Increase Decrease In Cash Flow Hedge Reserve	59	211
Credit derivative, nominal amount	10,910	18,265
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	44	184
Hedged item, assets	10,955	18,449
Interest rate risk [member] | Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	9,732	5,993
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	3	(95)
Increase Decrease In Cash Flow Hedge Reserve	(61)	(162)
Credit derivative, nominal amount	9,735	5,899
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	3	(95)
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(54)	21
Increase Decrease In Cash Flow Hedge Reserve	(54)	21
Credit derivative, nominal amount	39,894	10,704
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(54)	21
Hedged item, assets	39,842	10,664
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	1,606	1,287
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(193)	35
Increase Decrease In Cash Flow Hedge Reserve	(90)	195
Credit derivative, nominal amount	1,437	1,323
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(193)	35
Interest rate risk [member] | Cash flow hedges [member] | Hedge Of Funding [Member]
IfrsStatementLineItems [Line Items]
Hedged item, liabilities	1,176	2,300
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(11)	(12)
Increase Decrease In Cash Flow Hedge Reserve	(11)	(12)
Credit derivative, nominal amount	1,165	2,288
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	R$ (11)	R$ (12)